UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21888
Oppenheimer Institutional Money Market Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: May 31
Date of reporting period: 05/31/2009

Item 1. Reports to Stockholders.

May 31, 2009

Oppenheimer

Institutional Money Market Fund

Management Commentaries and Annual Report

MANAGEMENT COMMENTARIES

Market Recap and Outlook

ANNUAL REPORT

Listing of Investments

Financial Statements

OppenheimerFunds®

The Right Way to Invest

NOTES
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Fund’s investment strategy, allocations, and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Investors should consider the Fund’s investment objectives, risks, and other charges and expenses carefully before investing. The Fund’s prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, or calling us at 1.800.645.2028. Read the prospectus carefully before investing.
10 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees; service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended May 31, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
11 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
Actual	December 1, 2008	May 31, 2009	May 31, 2009

Class E	$1,000.00	$1,005.50	$0.70
Class L	1,000.00	1,005.50	0.80
Class P	1,000.00	1,004.90	0.95

Hypothetical (5% return before expenses)
Class E	1,000.00	1,024.23	0.71
Class L	1,000.00	1,024.13	0.81
Class P	1,000.00	1,023.98	0.96
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratio based on the 6-month period ended May 31, 2009 is as follows:

Class	Expense Ratios

Class E	0.14%
Class L	0.16
Class P	0.19
The expense ratio reflects reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund’s Manager, Transfer Agent and Distributor that can be terminated at any time, without advance notice. The “Financial Highlights” table in the Fund’s financial statements, included in this report, also show the gross expense ratio, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
12 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF INVESTMENTS May 31, 2009

	Principal
	Amount	Value

Certificates of Deposit—27.3%
Domestic Certificates of Deposit—1.0%
Bank of America, NA, 0.40%, 8/25/09	$26,000,000	$26,000,000
US Bank NA, 0.80%, 7/20/09	50,000,000	50,000,000

		76,000,000

Yankee Certificates of Deposit—26.3%
Bank of Nova Scotia, Houston, TX:
0.32%, 8/18/09	24,000,000	24,000,000
0.35%, 6/26/09	27,000,000	27,000,000
0.45%, 6/22/09	23,000,000	23,000,000
1.511%, 9/2/09[1]	50,000,000	50,000,000
1.516%, 9/4/09[1]	50,000,000	50,000,000
1.521%, 9/8/09[1]	50,000,000	50,000,000
1.571%, 9/8/09[1]	100,000,000	100,000,000
BNP Paribas, New York:
0.36%, 8/19/09	26,000,000	26,000,000
0.43%, 8/13/09	80,000,000	80,000,000
0.72%, 7/10/09	45,000,000	45,000,000
0.73%, 7/8/09	34,000,000	34,000,000
0.79%, 6/22/09	50,000,000	50,000,000
0.80%, 6/5/09	50,000,000	50,000,000
Calyon, New York, 0.38%, 6/1/09	66,000,000	66,000,000
National Australia Funding (Delaware), Inc.:
0.32%, 8/12/09	23,000,000	23,000,000
0.34%, 8/19/09	24,000,000	24,000,000
0.37%, 8/13/09	63,000,000	63,000,000
0.45%, 7/31/09	45,000,000	45,000,000
0.46%, 7/24/09	27,000,000	27,000,000
0.55%, 7/1/09	100,000,000	100,000,000
0.57%, 7/9/09	30,000,000	30,000,000
Nordea Bank Finland plc, New York:
0.32%, 8/18/09	48,000,000	48,000,000
0.51%, 6/19/09	79,500,000	79,500,397
0.52%, 7/15/09	50,000,000	50,000,000
Rabobank Nederland NV, New York:
0.65%, 2/18/10	24,000,000	24,000,000
0.75%, 6/24/09	50,000,000	50,000,000
0.75%, 6/29/09	50,000,000	50,000,000
0.80%, 7/7/09	36,000,000	36,000,000
0.80%, 7/16/09	25,000,000	25,000,000
1.016%, 5/4/10[1]	27,000,000	27,000,000
1.25%, 6/16/09	50,000,000	50,000,000
Royal Bank of Canada, New York:
0.90%, 9/4/09	50,000,000	50,000,000
1.186%, 8/7/09[1]	50,000,000	50,000,000
Societe Generale North America, Inc.:
0.605%, 8/3/09	120,600,000	120,601,054
0.605%, 8/5/09	40,000,000	40,000,361
0.66%, 7/13/09	86,000,000	86,000,000
0.66%, 7/22/09	50,000,000	50,000,000
Toronto Dominion Bank, New York:
0.65%, 2/12/10	50,000,000	50,000,000
0.90%, 9/30/09	43,000,000	43,000,000
1%, 9/28/09	29,200,000	29,200,000
1.15%, 8/20/09	81,000,000	81,026,569
1.47%, 11/12/09	50,000,000	50,000,000
1.50%, 11/3/09	50,000,000	50,000,000

		2,126,328,381

Total Certificates of Deposit (Cost $2,202,328,381)		2,202,328,381

Direct Bank Obligations—14.8%
Bank of America NA, 1.397%, 7/6/09[1]	50,000,000	49,968,216
Bank of Nova Scotia, Houston, TX, 0.42%, 7/30/09	80,000,000	79,944,933
CBA (Delaware) Finance:
0.34%, 8/17/09	25,600,000	25,581,383
0.35%, 8/21/09	75,000,000	74,940,938
0.45%, 8/4/09	50,000,000	49,959,111
Commonwealth Bank, 0.50%, 7/27/09	100,000,000	99,922,222
F1 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount	Value

Direct Bank Obligations Continued
JPMorgan Chase Bank NA, Nassau, 0.125%, 6/1/09	$84,500,000	$84,500,000
National Australia Funding (Delaware), Inc.:
0.48%, 7/23/09[2]	1,000,000	999,307
0.51%, 7/21/09[2]	20,000,000	19,985,833
0.55%, 7/6/09[2]	15,000,000	14,991,979
0.55%, 7/17/09[2]	55,000,000	54,961,347
Nordea North America, Inc.:
0.30%, 8/28/09	20,000,000	19,985,333
0.51%, 7/2/09	90,000,000	89,960,475
0.53%, 7/15/09	50,000,000	49,967,611
0.58%, 7/16/09	58,000,000	57,957,950
Rabobank USA Financial Corp., 0.75%, 7/7/09	143,000,000	142,892,750
Royal Bank of Canada, 1.331%, 7/15/09[1]	50,000,000	50,000,000
Societe Generale North America, Inc., 0.65%, 7/17/09	29,000,000	28,975,914
Toronto Dominion Bank, New York:
0.90%, 9/14/09	50,000,000	50,000,000
1.40%, 3/5/10	50,000,000	50,000,000
US Bank NA:
0.90%, 8/21/09	50,000,000	50,000,000
0.90%, 8/21/09	50,000,000	50,000,000

Total Direct Bank Obligations (Cost $1,195,495,302)		1,195,495,302

Short-Term Notes—51.6%
Capital Markets—0.2%
BNP Paribas Finance, Inc., 0.59%, 7/23/09	20,000,000	19,982,956
Commercial Banks—2.8%
HSBC USA, Inc.:
0.26%, 6/17/09	100,000,000	99,988,444
1.306%, 8/14/09[1]	125,000,000	124,856,116

		224,844,560

Diversified Financial Services—1.3%
General Electric
Capital Services:
0.55%, 7/27/09	100,000,000	99,914,444
0.55%, 7/28/09	2,350,000	2,347,954

		102,262,398

Food Products—2.7%
Nestle Capital Corp.:
0.495%, 3/15/10[2]	160,000,000	159,311,798
0.51%, 3/16/10[2]	61,500,000	61,247,080

		220,558,878

Insurance—2.1%
MetLife Funding, Inc.:
0.28%, 6/10/09	45,866,000	45,862,789
0.28%, 6/17/09	28,008,000	28,004,515
Security Life of Denver, 2.895%, 9/8/09[1,3]	100,000,000	100,000,000

		173,867,304

Leasing & Factoring—4.2%
American Honda Finance Corp.:
0.811%, 8/26/09[1,4]	50,000,000	50,000,000
1.287%, 7/8/09[1,4]	50,000,000	50,000,000
1.459%, 9/18/09[1,4]	50,000,000	50,000,000
Toyota Motor Credit Corp.:
0.25%, 6/23/09	16,900,000	16,897,418
0.30%, 6/10/09	20,000,000	19,998,500
0.33%, 6/2/09	100,000,000	99,999,167
0.33%, 6/4/09	50,000,000	49,998,625

		336,893,710

Municipal—3.3%
Berks Cnty. Industrial Development Revenue Bonds, Lebanon Valley Mall Project, 1%, 6/3/09[1]	3,640,000	3,640,000
Bloomingdale Life Time Fitness LLC Revenue Bonds, Series 2000, 1%, 6/1/09[1]	6,750,000	6,750,000
F2 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

	Principal
	Amount	Value

Municipal Continued
Capital Market Access Co. LC Bonds, Carteret Investment Assn. LLC, Series 2008:
0.65%, 6/1/09[1]	$7,650,000	$7,650,000
0.65%, 6/1/09[1]	6,425,000	6,425,000
Carenet Health Systems and Service, Inc. Nts., Series 1999, 0.80%, 6/1/09[1]	4,750,000	4,750,000
Cobb Cnty., GA Development Authority Revenue Bonds, Presbyterian Village, Austell, Inc., 0.85%, 6/1/09[1]	3,810,000	3,810,000
Easton, MD Development Bonds, William Hill Manor Facility, Series 2009B, 0.80%, 6/1/09[1]	4,145,000	4,145,000
Everett Clinic (The), Bonds, Series 2002, 0.85%, 6/1/09[1]	11,800,000	11,800,000
Great Falls Clinic LLP, Series 06, 0.85%, 6/1/09[1]	21,910,000	21,910,000
Las Vegas, NV Economic Development Revenue Bonds, Keep Memory Alive Project, Series 2007B, 0.969%, 6/1/09[1]	5,400,000	5,400,000
Macon-Bibb Cnty. Industrial Authority Revenue Bonds, Bass Pro Outdoor World, Series 2005, 2.37%, 6/1/09[1]	22,600,000	22,600,000
Midwestern University Foundation Educational Loan Revenue Bonds, Series 2009A, 0.75%, 6/1/09[1]	10,000,000	10,000,000
Municipal Gas Authority of GA Gas Revenue Bonds, Gas Portfolio III Project, Series A, 0.50%, 6/1/09[1]	35,210,000	35,210,000
Nassau Health Care Corp. Bonds, Series 2009A, 0.60%, 6/1/09[1]	5,000,000	5,000,000
Newport News, VA Economic Development Bonds, Newport News Shipbuilding Project, 1%, 6/1/09[1]	3,760,000	3,760,000
OK University Hospitals Trust Revenue Bonds, Series B, 0.80%, 6/1/09[1]	5,500,000	5,500,000
Orange Cnty., FL Industrial Development Authority Revenue Bonds, University of Central FL, Inc., Series 2000B, 1%, 6/1/09[1]	4,955,000	4,955,000
Private Colleges & Universities Authority Revenue Bonds, Mercer University Project, Series 2006B, 0.82%, 6/1/09[1]	7,305,000	7,305,000
Roanoke, NC Music & Entertainment District Special Revenue Bonds, Series 2007, 0.80%, 6/1/09[1]	9,800,000	9,800,000
F3 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount	Value

Municipal Continued
San Bernardino Cnty., CA Certificates of Participation, Series 2008A, 0.80%, 6/1/09[1]	$15,304,000	$15,304,000
St. Paul, MN Development Bonds, River Centre Arena Project, Series 2009A, 0.50%, 6/1/09[1]	19,000,000	19,000,000
Tallahassee Orthopedic Center LC Bonds, Series 2004, 1%, 6/1/09[1]	4,895,000	4,895,000
Tift Cnty. Development Authority Industrial Development Revenue Bonds, Heatcraft Refrigeration Products, Series 2008B, 0.50%, 6/1/09[1]	6,700,000	6,700,000
Tuscaloosa Cnty., AL Industrial Development Authority Gulf Opportunity Zone Hunt Refining Project, Series 2009, 0.80%, 6/1/09[1]	30,000,000	30,000,000
United Methodist Church of Gulf Shores, AL Bonds, Series 2004, 1%, 6/1/09[1]	3,650,000	3,650,000
Warren Cnty., KY Industrial Building Revenue Bonds, Series B2, 0.80%, 6/1/09[1]	8,800,000	8,800,000

		268,759,000

Oil, Gas & Consumable Fuels—2.1%
Total Capital Canada:
0.50%, 7/14/09	50,000,000	49,970,139
0.50%, 7/16/09	119,000,000	118,925,625

		168,895,764

Personal Products—3.5%
Procter & Gamble International Funding SCA:
0.996%, 5/7/10[1,2]	25,000,000	25,000,000
1.224%, 2/8/10[1,2]	50,000,000	50,000,000
Reckitt Benckiser Treasury Services plc:
0.95%, 7/30/09[2]	50,000,000	49,922,153
1.07%, 7/13/09[2]	50,000,000	49,937,583
1.23%, 6/3/09[2]	27,000,000	26,998,155
1.27%, 6/12/09[2]	50,000,000	49,980,597
1.30%, 6/9/09[2]	30,000,000	29,991,333

		281,829,821

Pharmaceuticals—1.9%
Roche Holdings, Inc.,
1.661%, 2/25/10[1]	150,000,000	150,000,000
Receivables Finance—24.1%
Barton Capital Corp.:
0.20%, 6/3/09[2]	20,000,000	19,999,533
0.35%, 7/8/09[2]	56,031,000	56,004,510
0.45%, 7/2/09[2]	23,500,000	23,489,882
0.47%, 7/13/09[2]	35,137,000	35,117,733
Chariot Funding LLC:
0.23%, 6/17/09[4]	30,262,000	30,258,907
0.25%, 6/10/09[4]	36,000,000	35,997,750
Fairway Finance Corp.:
0.40%, 8/12/09[2]	24,000,000	23,979,840
0.42%, 6/8/09[2]	26,000,000	25,996,714
0.50%, 7/6/09[2]	45,000,000	44,978,125
0.51%, 7/10/09[2]	50,000,000	49,972,375
0.60%, 6/18/09[2]	50,000,000	49,985,833
0.61%, 6/17/09[2]	20,500,000	20,494,442
F4 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

	Principal
	Amount	Value

Receivables Finance Continued
Gemini Securitization Corp.:
0.45%, 8/18/09[2]	$20,000,000	$19,980,500
0.52%, 7/22/09[2]	20,000,000	19,985,267
0.52%, 7/28/09[2]	50,000,000	49,958,833
0.52%, 7/29/09[2]	50,000,000	49,958,111
0.52%, 8/3/09[2]	50,000,000	49,954,500
0.60%, 7/2/09[2]	35,125,000	35,106,852
0.85%, 6/22/09[2]	48,000,000	47,976,200
0.87%, 6/8/09[2]	47,115,000	47,107,030
0.87%, 6/15/09[2]	35,000,000	34,988,158
Kitty Hawk Funding Corp.:
0.36%, 7/22/09[2]	75,000,000	74,961,750
0.37%, 7/10/09[2]	34,300,000	34,286,251
Legacy Capital LLC:
0.55%, 7/10/09	26,000,000	25,978,875
0.85%, 6/1/09	50,000,000	50,000,000
Lexington Parker Capital Co. LLC:
0.60%, 7/17/09[2]	137,000,000	136,891,772
0.60%, 7/20/09[2]	65,000,000	64,946,917
0.60%, 7/21/09[2]	73,000,000	72,939,167
0.85%, 7/9/09[2]	60,000,000	59,946,167
Mont Blanc Capital Corp., 0.36%, 6/15/09[2]	50,362,000	50,354,949
Old Line Funding Corp.:
0.36%, 8/11/09[2]	5,000,000	4,996,450
0.60%, 7/15/09[2]	36,361,000	36,334,335
Park Avenue Receivables Co. LLC:
0.32%, 7/1/09	63,200,000	63,183,147
0.32%, 7/6/09	30,000,000	29,990,667
Ranger Funding Co. LLC:
0.38%, 8/12/09[4]	50,000,000	49,962,000
0.40%, 8/13/09[4]	25,000,000	24,979,722
0.40%, 8/14/09[4]	50,000,000	49,958,889
0.42%, 8/10/09[4]	30,036,000	30,011,471
0.46%, 7/20/09[4]	50,000,000	49,968,694
Thunder Bay Funding LLC:
0.45%, 8/3/09[4]	75,100,000	75,040,859
0.45%, 8/5/09[4]	38,250,000	38,218,922
0.45%, 8/10/09[4]	29,741,000	29,714,977
0.46%, 7/9/09[4]	46,291,000	46,268,523
Yorktown Capital LLC, 0.72%, 6/11/09[2]	77,401,000	77,385,520

		1,947,611,119

Special Purpose Financial—3.4%
FCAR Owner Trust I, 1.15%, 6/1/09	249,000,000	249,000,000
Straight-A Funding LLC, Series I, 0.39%, 8/24/09	25,000,000	24,977,249

		273,977,249

Total Short-Term Notes (Cost $4,169,482,759)		4,169,482,759

U.S. Government Agencies—1.4%
Federal Home Loan Bank:
0.87%, 3/12/10[1]	66,000,000	66,000,000
0.89%, 3/17/10[1]	50,000,000	50,000,000

Total U.S. Government Agencies (Cost $116,000,000)		116,000,000

	Shares
Investment Company—4.9%
Dreyfus Government Cash Management (Cost $397,826,727)	397,826,727	397,826,727

Total Investments, at Value (Cost $8,081,133,169)	100.0%	8,081,133,169
Other Assets Net of Liabilities	0.00	3,072,308

Net Assets	100.0%	$8,084,205,477

F5 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments
Short-term notes and direct bank obligations are generally traded on a discount basis; the interest rate shown is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.
1. Represents the current interest rate for a variable or increasing rate security.
2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $1,911,404,881, or 23.64% of the Fund’s net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.
3. Illiquid security. The aggregate value of illiquid securities as of May 31, 2009 was $100,000,000, which represents 1.24% of the Fund’s net assets. See Note 4 of accompanying Notes.
4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $610,380,714 or 7.55% of the Fund’s net assets as of May 31, 2009.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The market value of the Fund’s investments was determined based on the following inputs as of May 31, 2009:

	Investments	Other Financial
Valuation Description	in Securities	Instruments*

Level 1—Quoted Prices	$397,826,727	$—
Level 2—Other Significant Observable Inputs	7,683,306,442	—
Level 3—Significant Unobservable Inputs	—	—

Total	$8,081,133,169	$—

*	Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
See accompanying Notes to Financial Statements.
F6 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES May 31, 2009

Assets
Investments, at value (cost $8,081,133,169)—see accompanying statement of investments	$8,081,133,169
Cash	615,465
Receivables and other assets:
Interest and dividends	5,714,826
Other	1,128,736

Total assets	8,088,592,196

Liabilities
Payables and other liabilities:
Dividends	3,381,821
Trustees’ compensation	436,855
Distribution and service plan fees	278,433
Transfer and shareholder servicing agent fees	49,889
Shares of beneficial interest redeemed	48,735
Shareholder communications	36,378
Other	154,608

Total liabilities	4,386,719

Net Assets	$8,084,205,477

Composition of Net Assets
Par value of shares of beneficial interest	$8,083,721
Additional paid-in capital	8,075,637,509
Accumulated net investment income	7
Accumulated net realized gain on investments	484,240

Net Assets	$8,084,205,477

Net Asset Value Per Share
Class E Shares:
Net asset value and redemption price per share (based on net assets of $6,608,400,931 and 6,608,006,825 shares of beneficial interest outstanding)	$1.00
Class L Shares:
Net asset value and redemption price per share (based on net assets of $1,457,981,405 and 1,457,907,646 shares of beneficial interest outstanding)	$1.00
Class P Shares:
Net asset value and redemption price per share (based on net assets of $17,823,141 and 17,806,759 shares of beneficial interest)	$1.00
See accompanying Notes to Financial Statements.
F7 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF OPERATIONS For the Year Ended May 31, 2009

Investment Income
Interest	$139,559,616
Dividends	3,605,035

Total investment income	143,164,651

Expenses
Management fees	6,992,491
Distribution and service plan fees — Class P	344,574
Transfer and shareholder servicing agent fees:
Class E	14,167
Class L	128,436
Class P	10,522
Shareholder communications:
Class E	46,976
Class L	55,330
Class P	13
Insurance expenses	1,661,435
Trustees’ compensation	232,143
Custodian fees and expenses	37,485
Other	205,271

Total expenses	9,728,843
Less reduction to custodian expenses	(135)
Less waivers and reimbursements of expenses	(357,929)

Net expenses	9,370,779

Net Investment Income	133,793,872

Net Realized Gain on Investments	484,240

Net Increase in Net Assets Resulting from Operations	$134,278,112

See accompanying Notes to Financial Statements.
F8 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended May 31,	2009	2008

Operations
Net investment income	$133,793,872	$266,043,916
Net realized gain	484,240	244,737

Net increase in net assets resulting from operations	134,278,112	266,288,653

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class E	(106,655,335)	(248,672,603)
Class L	(23,965,963)	(17,445,181)
Class P	(3,152,398)	(20,034)

	(133,773,696)	(266,137,818)
Distributions from net realized gain:
Class E	(126,275)	—
Class L	(28,375)	—
Class P	(3,732)	—

	(158,382)	—

Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions:
Class E	911,045,387	1,733,750,762
Class L	704,572,989	752,833,041
Class P	16,867,846	928,913

	1,632,486,222	2,487,512,716

Net Assets
Total increase	1,632,832,256	2,487,663,551
Beginning of period	6,451,373,221	3,963,709,670

End of period (including accumulated net investment income (loss) of $7 and $(20,169), respectively)	$8,084,205,477	$6,451,373,221

See accompanying Notes to Financial Statements.
F9 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

Class E Year Ended May 31,	2009	2008	2007[1]

Per Share Operating Data
Net asset value, beginning of period	$1.00	$1.00	$1.00

Income from investment operations—net investment income and net realized gain[2]	.02	.05	.03

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.02)	(.05)	(.03)
Distributions from net realized gain	— [3]	—	—

Total dividends and/or distributions to shareholders	(.02)	(.05)	(.03)

Net asset value, end of period	$1.00	$1.00	$1.00

Total Return[4]	1.96%	4.69%	3.52%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,608,401	$5,697,092	$3,963,198

Average net assets (in thousands)	$5,649,134	$5,462,546	$3,623,302

Ratios to average net assets:[5]
Net investment income	1.89%	4.55%	5.25%
Total expenses	0.13%[6]	0.11%	0.11%

1.	For the period from October 3, 2006 (commencement of operations) to May 31, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Reduction to custodian expenses less than 0.005%.
See accompanying Notes to Financial Statements.
F10 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Class L Year Ended May 31,	2009	2008	2007[1]

Per Share Operating Data
Net asset value, beginning of period	$1.00	$1.00	$1.00

Income from investment operations—net investment income and net realized gain[2]	.02	.05	.04

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.02)	(.05)	(.04)
Distributions from net realized gain	— [3]	—	—

Total dividends and/or distributions to shareholders	(.02)	(.05)	(.04)

Net asset value, end of period	$1.00	$1.00	$1.00

Total Return[4]	1.95%	4.69%	3.61%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,457,981	$753,342	$502

Average net assets (in thousands)	$1,219,384	$443,323	$68

Ratios to average net assets:[5]
Net investment income	1.97%	3.93%	3.62%
Total expenses	0.15%	0.12%	0.08%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.14%	0.12%	0.08%

1.	For the period from October 3, 2006 (commencement of operations) to May 31, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.
See accompanying Notes to Financial Statements.
F11 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

FINANCIAL HIGHLIGHTS Continued

Class P Year Ended May 31,	2009	2008	2007[1]

Per Share Operating Data
Net asset value, beginning of period	$1.00	$1.00	$1.00

Income from investment operations—net investment income and net realized gain[2]	.02	.05	— [3]

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.02)	(.05)	— [3]
Distributions from net realized gain	— [3]	—	—

Total dividends and/or distributions to shareholders	(.02)	(.05)	—

Net asset value, end of period	$1.00	$1.00	$1.00

Total Return[4]	1.88%	4.68%	0.15%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$17,823	$939	$10

Average net assets (in thousands)	$139,489	$517	$10

Ratios to average net assets:[5]
Net investment income	2.26%	3.78%	4.79%
Total expenses	0.39%	2.14%	0.10%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.18%	0.20%	0.10%

1.	For the period from May 21, 2007 (inception of offering) to May 31, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.
See accompanying Notes to Financial Statements.
F12 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS
1. Significant Accounting Policies
Oppenheimer Institutional Money Market Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek current income and stability of principal. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class E, Class L and Class P shares. All classes of shares are sold at net asset value per share without any initial sales charge. Class E shares are only offered to other Oppenheimer Funds, the Manager and their affiliates. Class L shares are offered directly to institutional investors. Class P shares may only be sold through an investment professional. Brokers or other investment professionals that offer Class P shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund’s Board of Trustees.
     Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     “Money market-type” instruments are typically designated as Level 2.
     In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair
F13 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     Fair valued securities may be classified as “Level 3” if the Manager’s own assumptions about the inputs that market participants would use in valuing such securities are significant to the fair value.
     There have been no significant changes to the fair valuation methodologies during the period.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years for federal income tax purposes.

Undistributed	Undistributed	Accumulated
Net Investment	Long-Term	Loss
Income	Gains	Carryforward

$887,874	$—	$—
Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
F14 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

The tax character of distributions paid during the years ended May 31, 2009 and May 31, 2008 was as follows:

	Year Ended	Year Ended
	May 31, 2009	May 31, 2008

Distributions paid from:
Ordinary income	$133,932,078	$266,137,818
Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended May 31, 2009, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$70,060
Payments Made to Retired Trustees	69
Accumulated Liability as of May 31, 2009	311,396
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
F15 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive earnings on cash balances maintained by the Fund, at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Year Ended May 31, 2009		Year Ended May 31, 2008
	Shares	Amount	Shares	Amount

Class E
Sold	48,263,378,063	$48,263,378,063	52,370,394,439	$52,370,394,439
Dividends and/or distributions reinvested	13,231,618	13,231,618	27,054,601	27,054,601
Redeemed	(47,365,564,294)	(47,365,564,294)	(50,663,698,278)	(50,663,698,278)

Net increase	911,045,387	$911,045,387	1,733,750,762	$1,733,750,762

F16 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

	Year Ended May 31, 2009		Year Ended May 31, 2008
	Shares	Amount	Shares	Amount

Class L
Sold	12,775,044,167	$12,775,044,167	7,423,498,426	$7,423,498,426
Dividends and/or distributions reinvested	22,432,482	22,432,482	15,204,958	15,204,958
Redeemed	(12,092,903,660)	(12,092,903,660)	(6,685,870,343)	(6,685,870,343)

Net increase	704,572,989	$704,572,989	752,833,041	$752,833,041

Class P
Sold	814,942,000	$814,942,000	1,635,907	$1,635,907
Dividends and/or distributions reinvested	290,736	290,736	17,517	17,517
Redeemed	(798,364,890)	(798,364,890)	(724,511)	(724,511)

Net increase	16,867,846	$16,867,846	928,913	$928,913

3. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate of 0.10%.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. For the year ended May 31, 2009, the Fund paid $79,934, to OFS for services to the Fund.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class P Shares. The Fund has adopted a Service Plan (the “Plan”) for Class P shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class P shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class P shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class P shares. Any unreimbursed expenses the Distributor incurs with respect to Class P shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Waivers and Reimbursements of Expenses. The Manager had agreed to waive its management fee and/or reimburse expenses such that “Expenses after waivers, payments and/or reimbursements and reduction to custodian expenses” would not exceed 0.15% for Class E and Class L shares and 0.20% for Class P shares. Effective April 20, 2009, the Manager has agreed to waive its management fee and/or reimburse expenses such that “Expenses after waivers, payments and/or reimbursements and reduction to custodian
F17 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS Continued
3. Fees and Other Transactions with Affiliates Continued
expenses” will not exceed 0.15% for Class E shares, 0.19% for Class L shares and 0.24% for Class P shares. For the year ended May 31, 2009, the Manager reimbursed the Fund $34,066 for Class L and $3,441 for Class P. These undertakings are voluntary and may be amended or withdrawn at any time.
     Effective December 31, 2008, the Manager has also voluntarily undertaken to waive management fees and/or reimburse expenses (but not below zero) to the extent necessary to assist the Fund in attempting to maintain a positive yield. There is no guarantee that the Fund will maintain a positive yield. That undertaking may also be amended or withdrawn at any time.
     OFS had voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. Effective August 1, 2008, OFS voluntarily undertook to limit the Fund’s transfer and shareholder servicing agent fees for all classes to 0.01% of average annual net assets. Effective April 20, 2009, OFS has withdrawn both the voluntary limit on its fees to 0.35% of average annual net assets for all classes and the voluntary limit on its fees to 0.01% of average annual net assets for all classes.
During the year ended May 31, 2009, OFS waived transfer and shareholder servicing agent fees as follows:

Class L	$39,843
Class P	5,268
The Distributor has voluntarily undertaken to waive the fees payable under the Service Plan for Class P shares so that those fees are limited to 0.05% of the average net assets for Class P shares of the Fund. During the year ended May 31, 2009, the Distributor waived $275,311 for Class P shares. That undertaking may be amended or withdrawn at any time.
4. Illiquid Securities
As of May 31, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.
5. Temporary Guarantee Program for Money Market Funds
The Fund’s Board of Trustees has elected for the Fund to participate in the Temporary Guarantee Program for Money Market Funds (the “Program”) established by the U.S. Treasury Department. The Treasury Department has accepted the Fund’s application to participate in the Program and entered into a Guarantee Agreement with the Fund dated as of September 19, 2008. The Fund has also notified the Treasury Department of its
F18 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

intent to continue its participation in the Program through September 18, 2009. The Program cannot be extended beyond September 18, 2009.
     Under the Program, shareholders of the Fund as of the close of business on September 19, 2008 may be guaranteed against loss in the event that the Fund’s net asset value falls below $0.995. The Program applies only to shareholders of record as of the close of business on September 19, 2008. The number of shares covered by the Program will be the lesser of (a) the number of shares of the Fund owned by the shareholder on September 19, 2008 or (b) the number of shares owned by the shareholder on the date the Fund’s net asset value falls below $0.995. If the number of shares of the Fund a shareholder holds after September 19, 2008 fluctuates during the Program period due to purchases or redemptions of shares, any shares in excess of the amount held as of the close of business on September 19, 2008 will not be covered.
     The Fund paid a fee to participate in the Program’s initial term in the amount equal to 0.01% of the Fund’s net assets as of the close of business on September 19, 2008. The Fund paid a fee to continue its participation in the Program through April 30, 2009 in the amount of 0.015% of the Fund’s net assets as of the close of business on September 19, 2008. The Fund has paid an additional fee to continue its participation in the Program through September 18, 2009 in the amount of 0.015% of the Fund’s net assets as of the close of business on September 19, 2008. Fees paid by the Fund to participate in the Program are shown as insurance expense on the Statement of Operations.
6. Pending Litigation
During 2009, a number of complaints have been filed in federal courts against the Manager, the Distributor, and certain of the funds in the Oppenheimer family of funds (the “Defendant Funds”) advised by the Manager and distributed by the Distributor. The complaints naming the Defendant Funds also name certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The complaints against the Defendant Funds raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. Additionally, a complaint has been brought in state court against the Manager, the Distributor and another subsidiary of the Manager (but not the Fund), on behalf of the Oregon College Savings Plan Trust. The complaint alleges breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seeks compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other complaints have been filed in 2008 and 2009 in state and federal courts, by investors who made investments through an affiliate of the Manager, against the
F19 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS Continued
6. Pending Litigation Continued
Manager and certain of its affiliates. Those complaints relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”) and allege a variety of claims including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief, and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits vigorously on behalf of those Funds, their boards and the Trustees named in those suits. The Manager believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it and that no estimate can be made with any degree of certainty as to the amount or range of any potential loss. The Manager also believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund.
F20 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Trustees and Shareholders of Oppenheimer Institutional Money Market Fund:
We have audited the accompanying statement of assets and liabilities of Oppenheimer Institutional Money Market Fund, including the statement of investments, as of May 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and the period October 3, 2006 (commencement of operations) to May 31, 2007. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2009, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Institutional Money Market Fund as of May 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and the period October 3, 2006 (commencement of operations) to May 31, 2007, in conformity with U.S. generally accepted accounting principles.
KPMG llp
Denver, Colorado
July 20, 2009
F21 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

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F22 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

FEDERAL INCOME TAX INFORMATION Unaudited
In early 2009, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2008. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
     None of the dividends paid by the Fund during the fiscal year ended May 31, 2009 are qualified dividend income or eligible for the corporate dividend-received deduction.
     Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended May 31, 2009, $133,905,415 or 100% of the ordinary distributions paid by the Fund qualifies as an interest related dividend and $484,240 or 100% of the short-term capital gain distribution paid and to be paid by the Fund qualifies as a short-term capital gain dividend.
     The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.
13 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the
Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding — Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at
1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
14 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

TRUSTEES AND OFFICERS Unaudited

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen

INDEPENDENT TRUSTEES	The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

Brian F. Wruble, Chairman of the Board of Trustees (since 2007), Trustee (since 2006) Age: 66	Chairman (since August 2007) and Trustee (since August 1991) of the Board of Trustees of The Jackson Laboratory (non-profit); Director of Special Value Opportunities Fund, LLC (registered investment company) (affiliate of the Manager’s parent company) (since September 2004); Member of Zurich Financial Investment Management Advisory Council (insurance) (since 2004); Treasurer and Trustee of the Institute for Advanced Study (non-profit educational institute) (since May 1992); General Partner of Odyssey Partners, L.P. (hedge fund) (September 1995-December 2007); Special Limited Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999-September 2004). Oversees 64 portfolios in the OppenheimerFunds complex.

David K. Downes, Trustee (since 2007) Age: 69	Independent Chairman GSK Employee Benefit Trust (since April 2006); Director of Correctnet (since January 2006); Trustee of Employee Trusts (since January 2006); Chief Executive Officer and Board Member of CRAFund Advisors, Inc. (investment management company) (since January 2004); Director of Internet Capital Group (information technology company) (since October 2003); Independent Chairman of the Board of Trustees of Quaker Investment Trust (registered investment company) (2004-2007); President of The Community Reinvestment Act Qualified Investment Fund (investment management company) (2004-2007); Chief Operating Officer and Chief Financial Officer of Lincoln National Investment Companies, Inc. (subsidiary of Lincoln National Corporation, a publicly traded company) and Delaware Investments U.S., Inc. (investment management subsidiary of Lincoln National Corporation) (1993-2003); President, Chief Executive Officer and Trustee of Delaware Investment Family of Funds (1993-2003); President and Board Member of Lincoln National Convertible Securities Funds, Inc. and the Lincoln National Income Funds, TDC (1993-2003); Chairman and Chief Executive Officer of Retirement Financial Services, Inc. (registered transfer agent and investment adviser and subsidiary of Delaware Investments U.S., Inc.) (1993-2003); President and Chief Executive Officer of Delaware Service Company, Inc. (1995-2003); Chief Administrative Officer, Chief Financial Officer, Vice Chairman and Director of Equitable Capital Management Corporation (investment subsidiary of Equitable Life Assurance Society) (1985-1992); Corporate Controller of Merrill Lynch & Company (financial services holding company) (1977-1985); held the following positions at the Colonial Penn Group, Inc. (insurance company): Corporate Budget Director (1974-1977), Assistant Treasurer (1972-1974) and Director of Corporate Taxes (1969-1972); held the following positions at Price Waterhouse & Company (financial services firm): Tax Manager (1967-1969), Tax Senior (1965-1967) and Staff Accountant (1963-1965); United States Marine Corps (1957-1959). Oversees 64 portfolios in the OppenheimerFunds complex.

Matthew P. Fink, Trustee (since 2006) Age: 68	Trustee of the Committee for Economic Development (policy research foundation) (since 2005); Director of ICI Education Foundation (education foundation) (October 1991-August 2006); President of the Investment Company Institute (trade association) (October 1991-June 2004); Director of ICI Mutual Insurance Company (insurance company) (October 1991-June 2004). Oversees 54 portfolios in the OppenheimerFunds complex.
15 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

TRUSTEES AND OFFICERS Unaudited / Continued

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen

Phillip A. Griffiths, Trustee (since 2006) Age: 70	Fellow of the Carnegie Corporation (since 2007); Distinguished Presidential Fellow for International Affairs (since 2002) and Member (since 1979) of the National Academy of Sciences; Council on Foreign Relations (since 2002); Director of GSI Lumonics Inc. (precision technology products company) (since 2001); Senior Advisor of The Andrew W. Mellon Foundation (since 2001); Chair of Science Initiative Group (since 1999); Member of the American Philosophical Society (since 1996); Trustee of Woodward Academy (since 1983); Foreign Associate of Third World Academy of Sciences; Director of the Institute for Advanced Study (1991-2004); Director of Bankers Trust New York Corporation (1994-1999); Provost at Duke University (1983-1991). Oversees 54 portfolios in the OppenheimerFunds complex.

Mary F. Miller, Trustee (since 2006) Age: 66	Trustee of International House (not-for-profit) (since June 2007); Trustee of the American Symphony Orchestra (not-for-profit) (since October 1998); and Senior Vice President and General Auditor of American Express Company (financial services company) (July 1998-February 2003). Oversees 54 portfolios in the OppenheimerFunds complex.

Joel W. Motley, Trustee (since 2006) Age: 57	Managing Director of Public Capital Advisors, LLC (privately held financial advisor) (since January 2006); Managing Director of Carmona Motley, Inc. (privately-held financial advisor) (since January 2002); Director of Columbia Equity Financial Corp. (privately-held financial advisor) (2002-2007); Managing Director of Carmona Motley Hoffman Inc. (privately-held financial advisor) (January 1998- December 2001); Member of the Finance and Budget Committee of the Council on Foreign Relations, Member of the Investment Committee of the Episcopal Church of America, Member of the Investment Committee and Board of Human Rights Watch and Member of the Investment Committee of Historic Hudson Valley. Oversees 54 portfolios in the OppenheimerFunds complex.

Mary Ann Tynan, Trustee (since 2008) Age: 63	Vice Chair of Board of Trustees of Brigham and Women’s/Faulkner Hospital (non-profit hospital) (since 2000); Chair of Board of Directors of Faulkner Hospital (non-profit hospital) (since 1990); Member of Audit and Compliance Committee of Partners Health Care System (non-profit) (since 2004); Board of Trustees of Middlesex School (educational institution) (since 1994); Board of Directors of Idealswork, Inc. (financial services provider) (since 2003); Partner, Senior Vice President and Director of Regulatory Affairs of Wellington Management Company, LLP (global investment manager) (1976 to 2002); Vice President and Corporate Secretary, John Hancock Advisers, Inc. (mutual fund investment adviser) (1970-1976). Oversees 57 portfolios in the OppenheimerFunds complex.

Joseph M. Wikler, Trustee (since 2006) Age: 68	Director of C-TASC (bio-statistics services (since 2007); Director of the following medical device companies: Medintec (since 1992) and Cathco (since 1996); Member of the Investment Committee of the Associated Jewish Charities of Baltimore (since 1994); Director of Lakes Environmental Association (environmental protection organization) (1996-2008); Director of Fortis/Hartford mutual funds (1994-December 2001). Oversees 54 portfolios in the OppenheimerFunds complex.

Peter I. Wold, Trustee (since 2006) Age: 61	Director and Chairman of Wyoming Enhanced Oil Recovery Institute Commission (enhanced oil recovery study) (since 2004); President of Wold Oil Properties, Inc. (oil and gas exploration and production company) (since 1994); Vice President of American Talc Company, Inc. (talc mining and milling) (since 1999); Managing Member of Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City (1993-1999); and Director of PacifiCorp. (electric utility) (1995- 1999). Oversees 54 portfolios in the OppenheimerFunds complex.
16 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen

INTERESTED TRUSTEE	The address of Mr. Reynolds is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Mr. Reynolds serves for an indefinite term, or until his resignation, retirement, death or removal. Mr. Reynolds is an “Interested Trustee” because of a potential consulting relationship between RSR Partners, which Mr. Reynolds may be deemed to control, and the Manager.

Russell S. Reynolds, Jr., Trustee (since 2006) Age: 77	Chairman of RSR Partners (formerly “The Directorship Search Group, Inc.”) (corporate governance consulting and executive recruiting) (since 1993); Retired CEO of Russell Reynolds Associates (executive recruiting) (October 1969-March 1993); Life Trustee of International House (non-profit educational organization); Former Trustee of The Historical Society of the Town of Greenwich; Former Director of Greenwich Hospital Association. Oversees 54 portfolios in the OppenheimerFunds complex.

INTERESTED TRUSTEE AND OFFICER	The address of Mr. Murphy is Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008. Mr. Murphy serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an Officer for an indefinite term, or until his resignation, retirement, death or removal. Mr. Murphy is an interested Trustee due to his positions with OppenheimerFunds, Inc. and its affiliates.

John V. Murphy, Trustee, President and Principal Executive Officer (since 2006) Age: 59	Chairman and Director of the Manager (since June 2001); Chief Executive Officer of the Manager (June 2001-December 2008); President of the Manager (September 2000-February 2007); President and director or trustee of other Oppenheimer funds; President and Director of Oppenheimer Acquisition Corp. (“OAC”) (the Manager’s parent holding company) and of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (November 2001-December 2006); Chairman and Director of Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July 2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management Corporation and Trinity Investment Management Corporation (since November 2001), HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since July 2001); President (since November 2001) and Director (since July 2001) of Oppenheimer Real Asset Management, Inc.; Executive Vice President of Massachusetts Mutual Life Insurance Company (OAC’s parent company) (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Chairman (since October 2007) and Member of the Investment Company Institute’s Board of Governors (since October 2003). Oversees 102 portfolios in the OppenheimerFunds complex.
17 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

TRUSTEES AND OFFICERS Unaudited / Continued

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen

OTHER OFFICERS OF THE FUND	The addresses of the Officers in the chart below are as follows: for Mr. Zack, Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008, for Messrs. Vandehey, Wixted and Ms. Wolf, 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

Carol E. Wolf, Vice President and Portfolio Manager (since 2006) Age: 57	Senior Vice President of the Manager (since June 2000) and of HarbourView Asset Management Corporation (since June 2003); Vice President of the Manager (June 1990-June 2000). A portfolio manager and officer of 10 portfolios in the OppenheimerFunds complex.

Mark S. Vandehey, Vice President and Chief Compliance Officer (since 2006) Age: 58	Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Chief Compliance Officer of OppenheimerFunds Distributor, Inc., Centennial Asset Management and Shareholder Services, Inc. (since March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (since June 1983); Former Vice President and Director of Internal Audit of the Manager (1997-February 2004). An officer of 102 portfolios in the OppenheimerFunds complex.

Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer (since 2006) Age: 49	Senior Vice President of the Manager (since March 1999); Treasurer of the Manager and the following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer Partnership Holdings, Inc. (March 1999-June 2008), OFI Private Investments, Inc. (March 2000-June 2008), OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (March 1999-June 2008), Centennial Asset Management Corporation (March 1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003). An officer of 102 portfolios in the OppenheimerFunds complex.

Robert G. Zack, Secretary (since 2006) Age: 60	Executive Vice President (since January 2004) and General Counsel (since March 2002) of the Manager; General Counsel and Director of the Distributor (since December 2001); General Counsel of Centennial Asset Management Corporation (since December 2001); Senior Vice President and General Counsel of HarbourView Asset Management Corporation (since December 2001); Secretary and General Counsel of OAC (since November 2001); Assistant Secretary (since September 1997) and Director (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President, General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice President, General Counsel and Director of OFI Private Investments, Inc. and OFI Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice President and General Counsel of OFI Institutional Asset Management, Inc. (since November 2001); Director of OppenheimerFunds International Distributor Limited (since December 2003); Senior Vice President (May 1985-December 2003). An officer of 102 portfolios in the OppenheimerFunds complex.
The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and Officers and is available without charge, upon request, by calling 1.800.525.7048.
18 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Item 2. Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.
Item 3. Audit Committee Financial Expert.
The Board of Trustees of the registrant has determined that David Downes, the Board’s Audit Committee Chairman, is an audit committee financial expert and that Mr. Downes is “independent” for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.
(a)	Audit Fees
The principal accountant for the audit of the registrant’s annual financial statements billed $29,600 in fiscal 2009 and $29,600 in fiscal 2008.
(b)	Audit-Related Fees
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years.
The principal accountant for the audit of the registrant’s annual financial statements billed $224,200 in fiscal 2009 and $381,236 in fiscal 2008 to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
Such services include: internal control reviews and professional services relating to FAS 157.
(c)	Tax Fees
The principal accountant for the audit of the registrant’s annual financial statements billed $4,000 in fiscal 2009 and no such fees in fiscal 2008.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
Such services include: Tax preparation and filings.
(d)	All Other Fees
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
(e)	(1) During its regularly scheduled periodic meetings, the registrant’s audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.
Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.
(2) 100%
(f)	Not applicable as less than 50%.

(g)	The principal accountant for the audit of the registrant’s annual financial statements billed $228,200 in fiscal 2009 and $381,236 in fiscal 2008 to the registrant and the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)	The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.
b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the

Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 05/31/2009, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.

(a)	(1) Exhibit attached hereto.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Institutional Money Market Fund

By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer
Date:	07/13/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer
Date:	07/13/2009

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	07/13/2009